S-K 1603(b) Conflicts of Interest	Jul. 24, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors were to be included by a target business as a condition to any agreement with respect to our initial business combination.
Members Of Management [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Members of our management team will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within 24 months of the closing of this offering.
Sponsor, Affiliates And Promoters
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	there may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters